Property, plant and equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, plant and equipment

5. Property, plant and equipment

Major classifications of property, plant and equipment are summarized as follows:

	September 30, 2017	December 31, 2016
Land	$665,733	$157,107
Building and improvements	8,618,289	1,436,814
Construction in process	3,731,112	277,352
Equipment	7,873,930	1,037,549
Office furniture and equipment	81,521	78,780
Vehicles	29,311	27,201

Total property and equipment	$20,999,896	$3,014,803
Less accumulated depreciation and amortization	(1,521,043)	(1,291,096)

Property, plant and equipment, net	$19,478,853	$1,723,707

Depreciation and amortization expense was $126,951 and $99,196 for the nine months ended September 30, 2017 and 2016, respectively.

Included as construction in process is $3.7 million for renovation and new construction costs incurred at our Rollo Bay farm site. The Company currently has an additional $2.1 million committed to these renovations.

On June 22, 2017, the Company purchased the aquaculture facility of Bell Fish Company LLC in Albany, Indiana, for $14.2 million, including legal and other expenses incurred. The facility and related assets acquired from Bell Fish Company LLC provide one input into the Company’s process for growing its product, and, accordingly, the purchase of the facility was accounted for as an asset purchase rather than the acquisition of a “business,” consistent with ASU 2017-01, “Business Combinations: Clarifying the Definition of a Business.” There are no future obligations related to the asset purchase for the Company, no liabilities were assumed, and no workforce, inventory, or customers were acquired. The Company allocated the purchase price to land, buildings, and equipment based on external valuations and management’s estimates. The Company intends to invest approximately $5.0 million to upgrade the facility for use to grow out its AquAdvantage Salmon for harvest and sale in the United States. The facility is currently idle while repairs and upgrades are performed.

4. Property, plant and equipment

Major classifications of property, plant and equipment are summarized as follows for December 31, 2016 and 2015:

	2016	2015
Land	$157,107	$73,158
Building and improvements	1,557,184	1,143,384
Equipment	1,194,531	553,231
Office furniture and equipment	78,780	77,697
Vehicles	27,201	26,367

Total property and equipment	$3,014,803	$1,873,837
Less accumulated depreciation and amortization	(1,291,096)	(1,132,497)

Property, plant and equipment, net	$1,723,707	$741,340

Depreciation and amortization expense for 2016 on property, plant and equipment was $140,649 (2015: $104,842; 2014: 140,742).

During 2016, the Company purchased the property, plant and equipment of the former Atlantic Sea Smolt plant in Rollo Bay West on Prince Edward Island for $717,225, including legal and other expenses incurred. The Company allocated the purchase price to land, building, and equipment based on valuations and management’s estimates. The Company intends to utilize this facility to raise its broodstock to supply Atlantic salmon eggs for the production of its AquAdvantage Salmon. The Company anticipates significant renovations to the site, and, during 2016, renovation costs incurred totaled C$203,047 ($151,006) with an additional C$1.1 million committed.